Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Short-Term Debt [Text Block]

Note 10. Short-Term Borrowings

(in thousands)

Short-term borrowings as of December 31 are summarized as follows:

	2023	2022
Securities sold under agreements to repurchase	$158,086	$127,574
Federal funds purchased	-	-
Federal Home Loan Bank short-term advances	-	-
Total short-term borrowings	$158,086	$127,574

Securities sold under agreements to repurchase (“repurchase agreements”) represent funds received from customers, generally on an overnight or continuous basis, which are collateralized by investment securities owned or, at times, borrowed and re-hypothecated by the Company. The securities used as collateral consist primarily of U.S. Government agency mortgage-backed securities, U.S. Government agency collateralized mortgage obligations, obligations of U.S. Government agencies, and obligations of states and political subdivisions. All securities are maintained by the Company’s safekeeping agents. These securities are reviewed by the Company on a daily basis, and the Company may be required to provide additional collateral due to changes in the fair market value of these securities. The terms of the Company’s repurchase agreements are continuous but may be canceled at any time by the Company or the customer.

Federal funds purchased are short term borrowings, generally overnight borrowings, between financial institutions that are generally used to maintain reserve requirements at the Federal Reserve Bank or elsewhere.

FHLB short-term advances are borrowings with original maturities of less than one year. Interest is payable monthly. Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s FHLB stock and qualifying first mortgages and other loans. As of December 31, 2023 and 2022, the balance in qualifying first mortgages and other loans was $179,107 and $160,488 respectively.

The average balances and cost of funds of short-term borrowings for the years ending December 31 are summarized as follows:

	Average Balances		Cost of Funds
	2023	2022	2023	2022
Securities sold under agreements to repurchase	$144,729	$113,893	3.76%	1.06%
Federal funds purchased	826	779	5.34%	2.70%
Federal Home Loan Bank short-term advances	1,940	7,111	4.76%	1.50%
Total short-term borrowings	$147,495	$121,783	3.78%	1.10%